COMMITMENTS AND CONTINGENCIES (Detail Textuals)			1 Months Ended						3 Months Ended		12 Months Ended				38 Months Ended	42 Months Ended
	Jun. 09, 2016 USD ($) ft²	Apr. 07, 2011 USD ($)	Mar. 25, 2016	Nov. 30, 2015 USD ($)	Apr. 28, 2015 USD ($) ft²	Mar. 31, 2015	Jun. 30, 2011 USD ($)	Mar. 31, 2008	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) President	Dec. 31, 2015 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	May 30, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jul. 07, 2006 ft²
Restricted Cash Commitments and Contingencies [Line Items]
Rent expense									$ 118,484	$ 187,657	$ 613,250	$ 664,995
Lease Agreement | Radnor Properties-SDC LP
Restricted Cash Commitments and Contingencies [Line Items]
Office space under lease agreement | ft²	17,567				6,801												7,414
Rent expense	$ 28,546				$ 10,000
Employment and Separation Agreements | Anthony R Verdi
Restricted Cash Commitments and Contingencies [Line Items]
Term of renewal for employee agreement						1 year
Term of renewal for employee agreement description						Mr. Verdi's amended and restated employment agreement automatically renewed for a one year term on March 31, 2015, and, if not terminated, will automatically renew for one year periods.
Base salary per annum				$ 300,000			$ 250,000								$ 225,000
Employment for cause terminates his employment agreement with bad reason								(i) all accrued and unpaid salary and vacation pay through the date of termination and (ii) continued participation for one month in our benefit plans.
Period for continued participation in benefit plans on termination of employment agreement without good reason								1 month
Period for continued participation in benefit plans on termination of employment agreement with good reason								18 months
Period for base salary to be received on termination of employment agreement with good reason								18 months
Percentage of vested and restriction on stock option								100.00%
Benefit plans on termination of employment agreement with good reason								(i) three months' base salary at the then current rate, payable in a lump sum and (ii) continued participation for one year in our benefit plans.
Employment and Separation Agreements | Mr. Oakes
Restricted Cash Commitments and Contingencies [Line Items]
Term of renewal for employee agreement			1 year
Notice period for termination of employment agreement			60 days
Base salary per annum																$ 250,000
Increase in base compensation		$ 300,000
Maximum percentage of bonus compensation equal to net income													100.00%	100.00%
Maximum net income for bonus compensation paid													$ 100,000	$ 100,000
Benefit plans on termination of employment agreement with good reason		he or his estate would receive his then current base annual salary, plus unpaid accrued employee benefits, which is primarily accrued vacation, plus the continuation of his employee benefits for a period of 12 months, less all applicable taxes. In the event of his voluntary termination, death or disability, he or his estate would receive unpaid accrued employee benefits, plus the continuation of his employee benefits for a period of one month, less all applicable taxes.
Employment and Separation Agreements | Vice President
Restricted Cash Commitments and Contingencies [Line Items]
Term of renewal for employee agreement											1 year
Number of vice president | President											4
Base salary per annum											$ 1,011,000
Notice period for termination of employment agreement without cause											30 days